Intangible Assets and Deferred Costs - Additional Information (Detail) (Product and distribution rights [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Product and distribution rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 867	$ 3,436	$ 3,576	$ 3,083
Estimated amortization expense, 2014		3,382
Estimated amortization expense, 2015		3,134
Estimated amortization expense, 2016		3,007
Estimated amortization expense, 2017		3,004
Estimated amortization expense, 2018		$ 2,330
Weighted-average amortization period		6 years